Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Revenues and Adjusted EBITDA by Segment

Information by segment and reconciliations to the consolidated income statement are set forth below:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Revenues
Legal Professionals	709	727	1,402	1,448
Corporates	472	442	1,013	949
Tax & Accounting Professionals	277	250	637	578
Reuters News	218	205	414	415
Global Print	114	123	230	247
Eliminations/Rounding	(5)	(7)	(11)	(12)
Revenues	1,785	1,740	3,685	3,625

Adjusted EBITDA
Legal Professionals	339	327	675	669
Corporates	169	163	382	356
Tax & Accounting Professionals	113	91	323	272
Reuters News	45	51	84	111
Global Print	41	43	85	90
Total reportable segments adjusted EBITDA	707	675	1,549	1,498
Corporate costs	(29)	(29)	(62)	(46)
Fair value adjustments(1)	(17)	4	(34)	2
Depreciation	(28)	(29)	(55)	(57)
Amortization of computer software	(178)	(154)	(352)	(307)
Amortization of other identifiable intangible assets	(24)	(23)	(49)	(48)
Other operating gains (losses), net	5	(29)	2	(70)
Operating profit	436	415	999	972
Net interest expense	(35)	(36)	(65)	(76)
Other finance (costs) income	(48)	2	(58)	24
Share of post-tax (losses) earnings in equity method investments	(4)	61	(10)	53
Tax (expense) benefit	(52)	402	(144)	335
Earnings from continuing operations	297	844	722	1,308

(1)
Includes acquired deferred revenue of $10 million (2024 - $2 million) and $20 million (2024 - $6 million) in the three and six months ended June 30, 2025, respectively.